Consolidated Statement of Changes in Equity (Deficit) - CAD ($)	Number of Common Shares	Number of Class “A” Shares	Share Capital Common Shares	Share Capital Class “A” Shares	Reserves	Deficit	Share subscriptions received	Equity	Non-controlling Interest	Total
Balance at Dec. 31, 2017			$ 88,302,958	$ 37,927	$ 6,922,770	$ (90,341,608)		$ 4,922,047	$ (1,151,915)	$ 3,770,132
Balance (in Shares) at Dec. 31, 2017	4,797,431	5,057
Shares issued for warrant exercise			384,000					384,000		384,000
Shares issued for warrant exercise (in Shares)	153,750
Shares issued in private placement			3,598,943		78,957			3,677,900		3,677,900
Shares issued in private placement (in Shares)	766,230
Share issuance costs			(562,884)		116,226			(446,658)		(446,658)
Contribution benefit					500,921			500,921		500,921
Performance warrants issued					140,531			140,531		140,531
Stock options granted					510,785			510,785		510,785
Loss and comprehensive loss						(4,631,477)		(4,631,477)	(4,741,694)	(9,373,171)
Balance at Dec. 31, 2018			91,723,017	37,927	8,270,190	(94,973,085)		5,058,049	(5,893,609)	(835,560)
Balance (in Shares) at Dec. 31, 2018	5,717,412	5,057
Shares issued in private placement			6,101,525		199,753			6,301,278		6,301,278
Shares issued in private placement (in Shares)	2,003,164
Share subscriptions received							300,000	300,000		300,000
Acquisition of Versus LLC			1,892,012		159,778	(4,679,433)		(2,627,643)	2,627,643
Acquisition of Versus LLC (in Shares)	576,834
Exercise of warrants			422,670		(8,253)			414,417		414,417
Exercise of warrants (in Shares)	154,990
Exercise of options			19,369		(8,369)			11,000		11,000
Exercise of options (in Shares)	3,125
Stock-based compensation					826,360			826,360		826,360
Share issuance costs			(653,035)		82,928			(570,107)		(570,107)
Contribution benefit					297,110			297,110		297,110
Performance warrants issued					12,889			12,889		12,889
Loss and comprehensive loss						(6,869,121)		(6,869,121)	(2,758,484)	(9,627,605)
Balance at Dec. 31, 2019			99,505,558	37,927	9,832,386	(106,521,639)	300,000	3,154,232	(6,024,450)	(2,870,218)
Balance (in Shares) at Dec. 31, 2019	8,455,525	5,057
Shares issued in private placement			3,328,899		55,210			3,384,109		3,384,109
Shares issued in private placement (in Shares)	947,532
Share subscriptions received			300,000				(300,000)
Exercise of warrants			4,583,093					4,583,093		4,583,093
Exercise of warrants (in Shares)	1,056,143
Shares issued for services and investment			1,047,782					1,047,782		1,047,782
Shares issued for services and investment (in Shares)	270,636
Exercise of options			23,053		(9,953)			13,100		13,100
Exercise of options (in Shares)	3,750
Stock-based compensation					1,407,414			1,407,414		1,407,414
Contribution benefit					228,497			228,497		228,497
Loss and comprehensive loss						(7,748,575)		(7,748,575)	(1,522,585)	(9,271,160)
Balance at Dec. 31, 2020			$ 108,788,385	$ 37,927	$ 11,513,554	$ (114,270,214)		$ 6,069,652	$ (7,547,035)	$ (1,477,383)
Balance (in Shares) at Dec. 31, 2020	10,733,586	5,057